ING LOGO US Legal Services

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@us.ing.com

May 21, 2013
BY EDGARLINK

U.S. Securities and Exchange Commission Office of Investment Management 100 F Street, NE Washington, DC 20549 Attn: Rebecca Marquigny, Senior Counsel

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
Correspondence Filing in Relation to Post-Effective Amendment No. 4 to Registration Statement
on Form N-4
Prospectus Title: ING express Retirement Variable Annuity
File Nos.: 333-167182 and 811-02512

Dear Ms. Marquigny:

On behalf of ING Life Insurance and Annuity Company (the "Company") and its Variable Annuity Account B
(the "Separate Account"), we hereby transmit an electronic format copy of a revised prospectus for the above-
referenced Post-Effective Amendment No. 4 and this letter prepared in response to the following comments received from you in relation to the that Post-Effective Amendment, which as filed with the U.S. Securities and
Exchange Commission (the “SEC”) on February 20, 2013.

Your comments, which you communicated to us in several telephone conversations, and our responses thereto are noted below.

Comment 1. We have concerns that the name of the product, the ING express Retirement Variable Annuity, does not adequately reflect the limited availability of the product. Consider changing the product’s marketing name and/or revising the disclosures to reflect more clearly that the product is only available as an individual rollover vehicle for participants under a group variable annuity contract with a similar Minimum Guaranteed
Withdrawal Benefit issued to an employer sponsored retirement plan.

Response to Comment 1. We have added more specific disclosures to the first page of the prospectus to more clearly reflect the limited availability of the product.

Comment 2. Please revise the term “Contract” in the Glossary and throughout the prospectus to make it clearer that it references the underlying individual variable annuity filed with and approved by the states under state insurance law and not the prospectus.

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095

U.S. Securities and Exchange Commission Page 2

Response to Comment 2. As requested, we have made revisions throughout the prospectus to eliminate any confusion in relation to use of the term “contract.” With these revisions, it is clear that the word “contract”
refers to the single premium variable annuity contract issued by the Company and eliminates any possibility that the “contract” means the prospectus. With these revisions, use of the term “contract” is consistent with the General Instruction, D. Special Terms, “Variable Annuity Contract” of Form N-4.

Comment 3. The prospectus cannot refer to other documents and must stand on its own. Please revise the disclosures accordingly, particularly those that refer to provisions of the underlying individual variable annuity filed with and approved by the states under state insurance law.

Response to Comment 3. We have made revisions throughout the document to address this concern.

Comment 4. Please consider revising the “NOT:” disclosures on page 1 as follows:

           NOT: FDIC/NCUA INSURED; A DEPOSIT OF A BANK; BANK GUARANTEED; ~~AND~~ NOR
INSURED BY ANY FEDERAL GOVERNMENT AGENCY. MAY LOSE VALUE.

Response to Comment 4. We have made the change as requested.

Comment 5. In the “Right to Examine Period” disclosures on the first page, please state the amount that the owner will receive if he/she exercises this right.

Response to Comment 5. As requested, we have included a statement that upon return of the annuity within the right to examine period we will return the Accumulation Value plus any charges that may be been deducted.

Comment 6. Please verify that the “EXCHANGES” disclosures on page 1 relate to an individual exchanging one variable annuity for another and not a program of exchanges subject to Section 11 of the Investment
Company Act of 1940. Also, please revise the disclosures in this location and later in the “Availability of the
Contract” section of the prospectus to make this clearer.

Response to Comment 6. The “EXCHANGES” disclosure on page one has been deleted as it was confusing and unnecessary given the limited availability of the product. In any event, it was not initially included in relation to a program of exchanges under Section 11 of the Investment Company Act of 1940.

Comment 7. In the Glossary, please do not use the term being defined in the definition. Also, to improve the understandability of the disclosures please consider revising several of the definitions to reflect our discussions.

Response to Comment 7. We have made revisions to a significant number of the defined terms to address this comment and your concerns.

Comment 8. We recognize that only one fund is currently available under the contract at any time. Please consider revising the disclosure to more clearly reflect this by eliminating references to the available options and charges (e.g. transfers and the Excess Transfer Charge) and other disclosures that contemplate more than one fund currently being available. Disclosure that more than one fund may be available in the future is appropriate.

Response to Comment 8. As requested, we have revised the disclosures throughout the prospectus to eliminate any statements or implications that there is more than one fund available at any one time. This includes disclosures about transfers between available Sub-accounts. We note, however, that two funds are available through the contract. Unless otherwise required by state law, during the right to Examine Period the single premium will be allocated to the ING Money Market Portfolio. Thereafter, the Accumulation Value is
automatically reallocated to the ING Retirement Moderate Portfolio, the only Fund available after the Right

U.S. Securities and Exchange Commission Page 3

to Examine Period. Notwithstanding, we have retained statements in the prospectus indicating that we reserve the right to add and/or change funds in the future.

It may be helpful to know that only one Fund is available through the employer sponsored retirement plan
Group Contract that may be rolled-over into the contract offered through this prospectus.

Comment 9. Please consider defining “distributable event” in the third paragraph of the Synopsis or otherwise changing the disclosures to describe more clearly when a retirement plan participant can roll their interest in the Group Contract into the ING express Retirement Variable Annuity.

Response to Comment 9. We have added a parenthetical to give examples of the distributable events under the retirement plan that may trigger the availability of a roll-over from the employer sponsored Group
Contract into the contract offered through this prospectus.

Comment 10. Please consider adding an affirmative statement to the third paragraph of the Synopsis about when the ING express Retirement Variable Annuity is suitable, rather than just when it may not be suitable.

Response to Comment 10. In response to your comment, we have further revised the third paragraph of the
Synopsis to disclose why the contract may be suitable rather than only why it may not be suitable for an individual investor.

Comment 11. In the Synopsis discussion about “The Annuity Contract,” please consider changing
“allocated” to “reallocated” when describing the automatic transfer of the Accumulation Value from the ING
Money Market Portfolio to the ING Retirement Moderate Portfolio at the end of the Right to Examine Period.

Response to Comment 11. We have made this change as requested.

Comment 12. In the Synopsis discussion about “The Annuity Contract,” please consider revising the paragraph that mentions taxation to further describe what transactions may result in taxation of amounts distributed.

Response to Comment 12. As requested, we have enhanced the disclosures about taxation in the “Annuity
Contract” section of the Synopsis to describe that amounts received under the contract through withdrawals, surrender or annuity payments may be taxable.

Comment 13. In the Synopsis discussion about “The Annuity Contract,” please consider revising the paragraph that discusses Annuity Payments to make it clearer that the information does not apply to
Maximum Annual Withdrawal payments.

Response to Comment 13. As requested, we have revised the paragraph that discusses Annuity Payments in the Synopsis under “The Annuity Contract” to make it clearer that the paragraph is about Annuity Payments and not payments of the Maximum Annual Withdrawal under the MGWB.

Comment 14. In the Synopsis discussion about “Fees and Expenses”, please identify by name the fees and expenses that may be imposed.

Response to Comment 14. As requested, we have identified by name the fees and expenses that will be imposed under the contract.

Comment 15. In the Synopsis discussion about “Other Information,” please revise the “State Variations”
paragraph to specifically state that the prospectus includes disclosure about all material provisions of the underlying individual variable annuity filed with and approved under state insurance law.

Response to Comment 15. We have revised the “State Variations” paragraph as requested, including disclosure that the prospectus describes all the materials features of the contract.

U.S. Securities and Exchange Commission Page 4

Comment 16. Please consider revising the format of the “Synopsis – Fees and Expenses” tables so that the footnotes are all at the bottom of the page.

Response to Comment 16. We have revised the content and format of the “Synopsis – Fees and Expenses”
tables to, among other things, locate all of the footnotes at the bottom of the page.

Comment 17. Please revise the reference to “premium taxes” in the “Synopsis – Fees and Expenses” tables to include the range of such taxes.

Response to Comment 17. We have added the range of premium taxes to the disclosures as requested.

Comment 18. Please revise the disclosure of the “Total Separate Account Annual Expenses” to include an assumption that the MGWB Base and the Accumulation Value are equal at the time of purchase. Also disclose that the specific charge may be higher or lower depending on the individual’s MGWB Base.

Response to Comment 18. We have added a footnote to the “Maximum Total Separate Account Annual
Expenses” item to include the assumption and information you requested.

Comment 19. Please consider revising the footnotes to the “Synopsis – Fees and Expenses” tables to include disclosure that the fees and expenses are accrued in addition to being calculated and deducted.

Response to Comment 19. We have made these revisions as requested.

Comment 20. Please consider revising “Total Fund Operating Expenses” table to follow more closely the text used in Form N-4.

Response to Comment 20. We have revised the “Total Annual Fund Operating Expenses” table to more closely follow Form N-4, as requested. Please note that footnotes have been added to describe that the minimum Fund fee is related to the ING Money Market Portfolio, which is only available during the Right to
Examine Period, and that the maximum fee relates to the ING Retirement Moderate Portfolio.

Comment 21. To retain the right to deduct fund redemption fees, you must disclose the highest redemption fee imposed by any of the funds available through the product. If none of the available funds imposes a redemption fee, please delete references to such throughout the prospectus.

Response to Comment 21. Because neither of the Funds available through the contract have a redemption fee, we have deleted any reference to a Fund redemption fee in the prospectus.

Comment 22. Please consider revising the disclosures and format of the “Examples” that compare the cost of investing in the annuity.

Response to Comment 22. As requested, we have revised the Example of the cost of owning the contract to more closely follow format shown in Form N-4.

Comment 23. In the “Condensed Financial Information” section, please consider revising the disclosures of how the Accumulation Value is calculated to eliminate any implication that fees and charges are deducted more than once in that calculation.

Response to Comment 23. The disclosures about the calculation of the Accumulation Value have been revised to make it clearer which fees are included in the calculation of the Accumulation Value and which fees are included in the underlying calculation of the Net Return Factor. With these revisions it is clearer that the fees are not deducted more than one time in the ultimate calculation.

To improve the understandability of the disclosures about the Accumulation Value and how it is calculated, we have moved the disclosures from the “Condensed Financial Information” section to a separate
“Accumulation Value” sub-section in The Annuity Contract” section of the prospectus.

U.S. Securities and Exchange Commission Page 5

Comment 24. Please update the information about the company in the “ING Life Insurance and Annuity
Company” section of the prospectus.

Response to Comment 24. The “Organization and Operation” sub-section in the “ING Life Insurance and
Annuity Company” section has been revised to reflect the recent Initial Public Offering of ING U.S., Inc., the indirect parent company of the Company. Additionally, as part of the reorganization of the prospectus the
“Regulatory Matters” disclosures that were in the prior version have been deleted and incorporated into the
“Legal Proceedings” sub-section later in the prospectus.

Comment 25. In the “Variable Annuity Account B and its Sub-accounts” section, please disclose that payment of amounts associated with the Minimum Guaranteed Withdrawal Benefit after the accumulation value has been reduced to zero are obligations of the company’s general account, subject to the company’s claims paying ability and ultimately its creditors.

Response to Comment 25. We have revised the disclosures as requested to make it clear that all guarantees and benefits provided under the contract that are not related to the Separate Account, including payment of the MGWB Periodic Payments, are subject to the claims of our creditors and the claims paying ability of the
Company and our General Account.

Comment 26. In the tables of Sub-accounts currently available, be clearer that the ING Money Market
Portfolio is not available after the right to examine period.

Response to Comment 26. We have clarified this as requested.

Comment 27. The current disclosure that “there is no guarantee that the ING Money Market Portfolio will have a positive or level return” is applicable to both funds and the disclosures should be revised to reflect that.

Response to Comment 27. We have deleted the sentence that you are referring to and made sure that the disclosure was clear that the investor is bearing the entire investment risk for amounts allocated to the Funds and that each Fund may lose value.

Comment 28. Please consider revising the disclosures about the “Fees Deducted by the Underlying Funds”
to more correctly include only those fees assessed by funds listed.

Response to Comment 28. We have made revisions to the disclosures, as requested. Also, as part of the overall reorganization of the prospectus disclosures, the disclosures about the Fund fees and expenses has been moved to the “Fees and Expenses” section of the prospectus.

Comment 29. Please revise the disclosures about “Changes to a Sub-account and/or Variable Annuity
Account B” to reflect that any changes must be permitted under the federal securities laws and, where required, with the approval of the owner.

Response to Comment 29. The “Changes to a Sub-account and/or Variable Annuity Account B” sub-section has been substantially modified to more clearly identify what changes may be made and how such changes may require the approval of the owner, the SEC and/or state regulators. Additionally, the disclosures about
“Voting Rights” have been moved to this sub-section to help clarify when voting rights may be limited or eliminated.

Comment 30. Please consider stating in the “MGWB Charge” section or elsewhere that imposition of the charge will not result in the termination of the annuity contract.

Response to Comment 30. We have added disclosure to the “MGWB Charge” sub-section to be clear that imposition of the MGWB Charge will not result in termination of the contract.

U.S. Securities and Exchange Commission Page 6

Comment 31. Please consider eliminating some apparent redundancies in the “Underlying Fund Expenses”
disclosures and reference only those types of revenues that the Company may receive from the funds offered through this prospectus.

Response to Comment 31. We have revised the fund expenses disclosures significantly to eliminate redundant or unnecessary disclosures that may apply when multiple Funds are available for investment at any one time.

Comment 32. The discussion about the ING Retirement Moderate Portfolio being a fund of funds seems misplaced. Please consider moving it to just below the table where the ING Retirement Moderate Portfolio’s investment adviser and investment objective is disclosed.

Response to Comment 32. We have moved the fund of funds disclosures to the location in the prospectus you have suggested.

Comment 33. Please consider revising the “Contract Purchase Requirements” section to more clearly disclose that the Contract will only be issued to a retirement plan participant that is rolling their interest in the group contract into this individual IRA and/or Roth IRA annuity contract.

Response to Comment 33. We have revised the “Contract Purchase” sub-section to make it clear that only individuals rolling their interest in the retirement plan Group Contract are eligible to purchase the contract.
This has been made clear in several other revised sections of the prospectus.

Comment 34. Please consider revising the “Anti-Money Laundering” section to reflect the fact that this is a single premium contract that will only be issued when amounts are rolled over from a group annuity contract issued to a qualified retirement plan.

Response to Comment 34. We have made the revisions to the “Anti-Money Laundering” sub-section as requested.

Comment 35. Please consider clarifying what “Contract service” means in the “Administrative Procedures”
section of the prospectus.

Response to Comment 35. We have revised the Administrative Procedures” sub-section to change
“Contract service” to “customer service” and otherwise clarify the disclosures.

Comment 36. Please disclose how the MGWB Base at issue will be determined.

Response to Comment 36. As requested, we have added text to the “MGWB Base” sub-section of the
“Minimum Guaranteed Withdrawal Benefit” section to describe the factors that determine an individual’s
MGWB Base under the employer sponsored Group Contract being rolled-over into the contract offered by this prospectus.

Comment 37. Please disclose how the Withdrawal Rate at issue will be determined.

Response to Comment 37. As requested, we have added text to the “Maximum Annual Withdrawal
(“MAW”)” sub-section of the “Minimum Guaranteed Withdrawal Benefit” section to describe the factors that determine an individual’s Withdrawal Rate under the employer sponsored Group Contract being rolled-over into the contract offered by this prospectus.

Comment 38. Consider revising the definition of the Maximum Annual Withdrawal or MAW to be the amount available after the deduction or enhancement associated with the age at with the election is made.

Response to Comment 38. Because the current definition of the “Maximum Annual Withdrawal” in the prospectus matches the definition in the individual annuity contract offered through the prospectus, we do not feel it is appropriate to make the change requested. It is essential that the terms of the contract are mirrored in

U.S. Securities and Exchange Commission Page 7

the prospectus and we will consider this change in the future when drafting other annuity contracts with the same or similar benefits.

Comment 39. The formula that describes the calculation of the reduction of the MGWB Base following an
Excess Withdrawal in the “Withdrawals and Excess Withdrawals” section does not result in the amount of the new MGWB Base, but instead in the percentage by which the MGWB Base before the Excess Withdrawal will be reduced. Please consider adding a new formula that can be used to calculate the new MGWB Base or add disclosure or enhance the examples to explain how to calculate the new MGWB Base using the result from the formula.

Response to Comment 39. We have added a formula to the disclosures that can be used to calculate the amount of the new MGWB Base following an Excess Withdrawal. We have also revised and clarified the examples to follow more closely the formulas shown.

Comment 40. Please revise the disclosures about Withdrawals to more clearly distinguish between
Withdrawals that are considered part of the Maximum Annual Withdrawals (“MAW”) and Excess
Withdrawals.

Response to Comment 40. As requested, we have revised the “Withdrawals and Excess Withdrawals” sub-
section to more clearly distinguish between Withdrawals and Excess Withdrawals.

Comment 41. Please consider rewriting the paragraphs in the “Maximum Annual Withdrawal (MAW)”
section that describe the adjustment that may be made to MAW payments in the first contract year.

Response to Comment 41. We have made some revisions to the paragraph that describes possible adjustments to the MAW payments in the first Contract Year to help make the disclosures more clear. We have also added an example to the disclosure to help explain how the adjustment is calculated.

Comment 42. Please consider revising the “Maximum Annual Withdrawal (MAW”)” disclosures to clarify whether in the circumstance that the Annuitant has died and the surviving spouse continues the contract the adjustment to the MAW for payments that begin before or after age 65 will be based on the Annuitant’s age
(had her or she remained alive) or the surviving spouse’s age.

Response to Comment 42. The adjustment to the MAW in the circumstance described above will be based on the Annuitant’s age (had he or she remained alive). We have revised the disclosures to make this clearer.

Comment 43. Please consider revising the “Joint and Survivor MGWB” disclosures to clarify whether it is the deceased Annuitant’s age (had he or she remained alive) or the surviving spouse’s age that will be used when starting required minimum distributions in the circumstance where the Annuitant has died and the surviving spouse continues the contract.

Response to Comment 43. We have revised the disclosures as requested to indicate that Required Minimum
Distributions for a surviving spouse that continues the contract will be based on the surviving spouse’s age, but that an Additional Withdrawal Amount will not be available to the surviving spouse until the Annuitant reaches the Lifetime Withdrawal Eligibility Age (had he or she remained alive).

Comment 44. Please consider adding an example or examples to Appendix 1 to better explain how the equivalency factors are used to actuarial adjust the Maximum Annual Withdrawal when a Joint and Survivor
MGWB is elected.

Response to Comment 44. We have added an example to Appendix 1 to show how the Joint and Survivor
Equivalency Factors affect MAW payments.

I trust that our responses and the revised prospectus, which incorporate our responses to your comments, adequately address your concerns. Please note that because of the extent of the revisions to the prospectus due

U.S. Securities and Exchange Commission Page 8

to your comments, a marked or redlined version showing the changes is not helpful. Consequently, only an unmarked clean version is transmitted for your review.

Please feel free to call me at 860-580-2824 with any further comments or questions. Once we hear back from you, we will prepare a 485(b) amendment to address any further concerns and include the necessary information to go effective.

Thank you for your consideration.

Sincerely, /s/ J. Neil McMurdie J. Neil McMurdie